Right of use asset and lease liability - Schedule of reconciliation of lease liability (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of reconciliation of lease liability [Abstract]
Balance, beginning of period	$ 554,149	$ 605,605	$ 605,605
Lease amendment	0		40,973
Disposal	(38,543)		(16,983)
Cash outflows	(91,586)	$ (65,989)	(229,906)
Finance costs	32,775		83,862
Effect of foreign exchange	34,628		70,598
Balance, end of period	$ 491,423		$ 554,149